Shareholders' Equity - Additional Information (Details) - USD ($)									1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 04, 2022	Dec. 29, 2021	Jul. 16, 2021	Jul. 07, 2021	Jun. 30, 2020	Mar. 03, 2020	Feb. 28, 2020	Jul. 03, 2019	Jun. 30, 2020	Sep. 26, 2018	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 05, 2022
Class of Stock [Line Items]
Gross proceeds												$ 14,292,753	$ 25,046,461	$ 12,647,953
Number Of Ordinary Shares Representing One American Depositary Share					100				100	100	100
Nominal value of ADS (in per warrant ADS)												$ 0.0001	$ 0.0001
Percentage of aggregate shares of the company's ADSs traded												30.00%
Maximum number of ADSs traded each working day												250,000
2020 Purchase Agreement
Class of Stock [Line Items]
Gross proceeds					$ 30,000,000.0
Aspire Capital Fund LLC
Class of Stock [Line Items]
Gross proceeds										$ 20,000,000.0
Gross proceeds												$ 500,000
Number Of Ordinary Shares Representing One American Depositary Share												25,000,000
Number Of Shares To Be Issued					40,760,900				40,760,900		40,760,900	30,000,000
Percentage Of Volume Weighted Average Price Indicating Purchase Price					97.00%					97.00%
Aspire Capital Fund LLC | 2020 Purchase Agreement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												117,647,100	460,758,800
Gross proceeds					$ 30,000,000.0						$ 30,000,000.0	$ 2,000,001	$ 6,000,000
Gross proceeds													$ 10,360,254	$ 8,768,125
Sale of Stock, Number of Shares Issued in Transaction													536,666,700	428,333,300
Amount available under the share purchase commitment facility												22,000,000	$ 30,000,000
Fair value of Commitment Shares					$ 900,000				$ 900,000		$ 900,000
American Depositary Share | Aspire Capital Fund LLC
Class of Stock [Line Items]
Sale of Stock, Description of Transaction					30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs					30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs.
Stock Issued During Period, Value, Issued for Services										$ 20,000,000.0
Number Of Shares To Be Issued					150,000				150,000	150,000	150,000
Share issue price (in dollars per ADS)									$ 0.25
Non Employee
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized												$ 423,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												2 years 7 months 6 days
Registered Direct Offering
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								2,368,392
Gross proceeds								$ 4,500,000
Sale of Stock, Price Per Share								$ 1.90
Share issue price (in dollars per ADS)								1.90
Nominal value of ADS (in per warrant ADS)								$ 0.0001
Payments of Stock Issuance Costs								$ 337,496
Registered Direct Offering | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).													1,184,213
Exercise price of warrants (in dollars per ADS)													$ 3.00
Term of the warrants													5 years
Registered Direct Offering | Placement agent warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).								177,629
Exercise price of warrants (in dollars per ADS)								$ 2.85
Private Placement [Member] | Paulson Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).								1,361,842
Private Placement [Member] | Investor warrants
Class of Stock [Line Items]
Exercise price of warrants (in dollars per ADS)								$ 3.00
Private Placement [Member] | Placement agent warrants
Class of Stock [Line Items]
Exercise price of warrants (in dollars per ADS)								$ 2.85
2018 Commitment Shares | Aspire Capital Fund LLC
Class of Stock [Line Items]
Proceeds from Issuance Initial Public Offering												$ 500,000
2021 Registered Direct
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		4,311,019
Gross proceeds		$ 6,000,000.0
Sale of Stock, Price Per Share		$ 1.40
Gross proceed from investors												$ 1,120,000
2021 Registered Direct | January 2022 Warrants
Class of Stock [Line Items]
Term of the warrants												5 years
2021 Registered Direct | January 2022 Investor Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).															2,155,507
Exercise price of warrants (in dollars per ADS)															$ 1.65
2021 Registered Direct | January 2022 Placement Warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).	172,441
Exercise price of warrants (in dollars per ADS)	$ 1.75
Payments of Stock Issuance Costs	$ 542,835
2021 Private Placement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				7,947,529
Gross proceeds				$ 12,300,000
Sale of Stock, Price Per Share				$ 1.55
Nominal value of ADS (in per warrant ADS)			$ 0.0001
Payments of Stock Issuance Costs			$ 993,000
2021 Private Placement | 2021 Warrants.
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).				398,384
Exercise price of warrants (in dollars per ADS)				$ 2.32
2020 Private Placement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							5,620,296
Gross proceeds							$ 9,500,000
Sale of Stock, Price Per Share							$ 1.70
Nominal value of ADS (in per warrant ADS)						$ 0.0001
Payments of Stock Issuance Costs						$ 808,362
2020 Private Placement | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).												2,810,136
Exercise price of warrants (in dollars per ADS)												$ 2.20
2020 Private Placement | Placement agent warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares).						449,623
Exercise price of warrants (in dollars per ADS)						$ 2.55
Term of the warrants						5 years
Employees And Director
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross												$ 314,650	$ 325,523	$ 1,047,387
2014 Equity Incentive Plan
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												400,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized												257,050,965
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
2014 Equity Incentive Plan | Minimum
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year
2014 Equity Incentive Plan | Maximum
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												4 years